Basis of Preparation - Disclosure of Detailed Information about Companies Material Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2020
Castle Mountain Venture [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	USA
Ownership interest in subsidiary	100.00%
Desarrollos Mineros San Luis S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico
Ownership interest in subsidiary	100.00%
Fazenda Brasileiro Desenvolvimento Mineral Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Ownership interest in subsidiary	100.00%
Mineração Aurizona S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Ownership interest in subsidiary	100.00%
Mineração Riacho Dos Machados Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Ownership interest in subsidiary	100.00%
Pilar de Goias Desenvolvimento Mineral Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Ownership interest in subsidiary	100.00%
Santa Luz Desenvolvimento Mineral Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Ownership interest in subsidiary	100.00%
Western Mesquite Mines, Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	USA
Ownership interest in subsidiary	100.00%